EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Schedule of employee benefits obligations
	2020	2019
	RMB’000	RMB’000

Employee benefits obligations	24,487	26,345
Less: current portion included in accruals and other payables (Note 29)	(24,487)	(26,345)
	-	-

Schedule of movement of employee benefits obligations
	2019	2020
	RMB’000	RMB’000

At January 1	28,389	26,345
Additions	-	-
Payments	(2,044)	(1,858)
At December 31	26,345	24,487